Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 24, 2012
Registrant Name	dei_EntityRegistrantName	MEMBERS MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001040612
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 24, 2012
Prospectus Date	rr_ProspectusDate	Aug 24, 2012

MEMBERS MUTUAL FUNDS

MEMBERS Mutual Funds

Supplement Dated August 24, 2012

This Supplement dated August 24, 2012 amends the Prospectus of MEMBERS Mutual Funds dated August 1, 2012.

Please keep this Supplement with your records.

Mid Cap Fund

The first paragraph under the heading “Fund Summary—Principal Investment Strategies” on page 40 of the Prospectus relating to the Mid Cap Fund is hereby amended as follows:

Principal Investment Strategies

The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize’ is defined as those companies with market capitalizations of between $500 million and $25 billion).  Under normal market conditions, the fund will maintain at least 80% of its assets in such mid cap securities.  The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects.  The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities.  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MEMBERS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Aug 24, 2012
MEMBERS MUTUAL FUNDS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text block]	cik0001040612_SupplementTextBlock

MEMBERS Mutual Funds

Supplement Dated August 24, 2012

This Supplement dated August 24, 2012 amends the Prospectus of MEMBERS Mutual Funds dated August 1, 2012.

Please keep this Supplement with your records.

Mid Cap Fund

The first paragraph under the heading “Fund Summary—Principal Investment Strategies” on page 40 of the Prospectus relating to the Mid Cap Fund is hereby amended as follows:

Principal Investment Strategies

The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize’ is defined as those companies with market capitalizations of between $500 million and $25 billion).  Under normal market conditions, the fund will maintain at least 80% of its assets in such mid cap securities.  The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects.  The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities.  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.